IMPAIRMENT OF LONG-LIVED ASSETS - General (Details) R$ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) R$ / MWh	Dec. 31, 2018 BRL (R$) R$ / MWh	Dec. 31, 2017 BRL (R$) R$ / MWh	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Reference price for energy from the plant | $		$ 480.00
PP&E			R$ 32,370,392	R$ 27,965,837	R$ 26,812,925	R$ 29,546,644
Onerous contracts provision, reversal			2,011,475	2,477,476	1,288,015
Impairment Loss recognized			R$ 7,203,496
Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized				R$ 13,823,945
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)			7.03%	5.39%
Life span of power plant		40 years	40 years
Percentage of payment of loan charges considered			100.00%
Reference price for energy from the plant | $	$ 480.00
Contractual Fee | R$ / MWh		148.65	148.65
Adjusted value | R$ / MWh				254.50
PMSO Operating cost percentage			25.40%
PP&E			R$ 6,857,841
Increase (decrease) due to revaluation			7,242,554
Reversal of impairment loss previously recognized			5,853,711
Onerous contracts provision, reversal			1,388,843
Impairment Loss recognized			4,046,642	R$ 9,900,353
Candiota - Phase C
RECOVERABLE VALUE OF LONG-TERM ASSETS
Reversal of impairment loss previously recognized			R$ 293,925
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)			5.92%	6.12%
PP&E			R$ 30,901,898	R$ 25,218,110	23,856,780
Impairment Loss recognized			7,155,052	13,823,945
Generation | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized			7,155,052	13,823,945	12,200,816	8,660,334
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized			R$ 4,046,642	R$ 9,900,353	8,949,393	5,922,141
Generation (except nuclear)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)			5.86%	5.88%
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)			5.86%	5.88%
Impairment Loss recognized				R$ 2,593,222
Transmission | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized				2,593,222	3,670,038	1,306,482
Distribution
RECOVERABLE VALUE OF LONG-TERM ASSETS
PP&E				R$ 1,050,417	R$ 1,108,115	R$ 1,165,812